UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6622

        Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Select Tax-Free Income Portfolio 2 (NXQ) December 31, 2005

Principal		Optional Call
Amount (000)	Description	Provisions(1)	Ratings(2)	Value

	Arkansas - 1.6%
$1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A, 5.000%,	10/11 at 100.00	AAA	$1,062,230
	10/01/19 - FSA Insured
1,000	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional	11/11 at 101.00	Baa1	1,027,950
	Medical Center, Series 2001A, 5.250%, 11/01/21
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%, 12/01/32 -	12/12 at 100.00	Aaa	2,071,440
	FGIC Insured

4,000	Total Arkansas			4,161,620

	California - 7.4%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%,	10/17 at 100.00	AAA	762,380
	10/01/25 - AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	A2	3,769,918
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges Projects,	12/08 at 101.00	A-	518,095
	Series 1998A, 5.250%, 12/01/16
2,000	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of California Projects,	No Opt. Call	Aa2	2,215,760
	Series 1993A, 5.500%, 6/01/14
190	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 - AMBAC Insured	10/07 at 101.00	AAA	197,087
	California, General Obligation Bonds, Series 1997:
2,105	5.000%, 10/01/18 (Pre-refunded 10/01/07) - AMBAC Insured (3)	10/07 at 101.00	AAA	2,189,810
205	5.000%, 10/01/18 (Pre-refunded 10/01/07) - AMBAC Insured (3)	10/07 at 101.00	AAA	213,259
2,500	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31 (WI/DD, Settling 1/03/06)	3/16 at 100.00	A	2,597,850
500	Contra Costa County, California, Certificates of Participation Refunding, Merrithew Memorial Hospital	11/07 at 102.00	AAA	527,640
	Replacement, Series 1997, 5.375%, 11/01/17 - MBIA Insured
500	Contra Costa Water District, California, Water Revenue Refunding Bonds, Series 1997H, 5.000%, 10/01/17	10/07 at 100.00	AA	513,930
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	3,599,296
	Series 2003A-1, 6.750%, 6/01/39
1,750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BBB	1,757,315
	Series 2005A-1, 5.500%, 6/01/45

17,775	Total California			18,862,340

	Colorado - 8.6%
	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A:
1,700	5.500%, 3/01/22 (3)	3/12 at 100.00	AA(3)	1,854,581
1,300	5.500%, 3/01/22	3/12 at 100.00	AA	1,397,149
3,185	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	3,676,254
	(Alternative Minimum Tax)
1,555	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001, 5.500%,	11/11 at 100.00	AAA	1,689,119
	11/15/16 - FGIC Insured
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.625%,	11/11 at 100.00	AAA	5,376,700
	11/15/17 - FGIC Insured (Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	AAA	3,144,720
	Series 2003A, 5.000%, 12/01/23 - XLCA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/24 -	No Opt. Call	AAA	2,088,950
	MBIA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	1,319,100
	(Pre-refunded 9/01/10) - MBIA Insured (3)
250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.250%,	6/11 at 102.00	AAA	264,880
	6/15/41 - FSA Insured
1,100	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/31	11/11 at 100.00	Baa1	1,152,140

27,090	Total Colorado			21,963,593

	District of Columbia - 0.4%
500	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series 1996A,	8/06 at 102.00	AAA	517,675
	5.750%, 8/15/16 - MBIA Insured
500	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue Bonds,	10/08 at 101.00	AAA	522,290
	Series 1998, 5.000%, 10/01/21 - AMBAC Insured

1,000	Total District of Columbia			1,039,965

	Florida - 0.3%
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series 2001,	7/11 at 101.00	Aaa	653,800
	5.125%, 7/01/29 - FGIC Insured

	Hawaii - 0.5%
1,100	Hawaii, Certificates of Participation, Kapolei State Office Building, Series 1998A, 5.000%, 5/01/17 -	11/08 at 101.00	AAA	1,152,118
	AMBAC Insured

	Illinois - 15.4%
4,425	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted Housing	1/06 at 100.00	AA	4,431,461
	Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17
2,400	Chicago, Illinois, Special Facility Revenue Refunding Bonds, O'Hare International Airport, United Air Lines Inc.	No Opt. Call	N/R	420,768
	Project, Series 2001C, 6.300%, 5/01/16 (4)
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O'Hare International Airport, Series 2005A,	1/16 at 100.00	AAA	1,726,705
	5.000%, 1/01/33 (WI/DD, Settling 1/03/06) - FGIC Insured
250	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago,	8/08 at 100.00	Baa2(3)	257,250
	Series 1998, 5.200%, 8/01/11 (Pre-refunded 8/01/08) (3)
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation	5/12 at 101.00	Baa3	649,998
	Fund, University Center Project, Series 2002, 6.000%, 5/01/22
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%, 9/01/31 -	9/15 at 100.00	AA	2,216,661
	RAAI Insured
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 6.250%, 7/01/22	7/12 at 100.00	A-	2,474,682
1,055	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 6.125%,	7/11 at 100.00	Baa1	1,118,764
	7/01/31
3,000	Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian St. Luke's Medical Center Obligated	5/06 at 100.00	AAA	3,003,810
	Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 - FGIC Insured	1/15 at 100.00	AAA	1,007,290
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,981,865
45	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project,	6/06 at 100.00	A1	45,095
	Series 1992A, 6.500%, 6/15/22
7,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	7,371,770
	Project, Series 2002B, 5.000%, 6/15/21 - MBIA Insured
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment, Series 2002A,	12/12 at 100.00	AA	5,178,289
	5.000%, 6/01/22 - RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment, Series 2002B:
1,060	0.000%, 12/01/17 - RAAI Insured	No Opt. Call	AA	586,466
1,135	0.000%, 12/01/18 - RAAI Insured	No Opt. Call	AA	594,468
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 - FGIC Insured	12/14 at 100.00	AAA	1,177,957
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/21 - RAAI Insured	12/11 at 100.00	AA	1,025,860

40,920	Total Illinois			39,269,159

	Indiana - 3.1%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue Bonds,	7/14 at 100.00	AAA	1,052,870
	Series 2004, 5.000%, 7/15/22 - FGIC Insured
1,110	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2002C-2, 5.250%, 7/01/23	7/11 at 100.00	Aaa	1,145,542
	(Alternative Minimum Tax)
4,380	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.125%, 1/01/21 -	1/12 at 100.00	AAA	4,635,880
	AMBAC Insured
285	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 1998A,	2/08 at 101.00	AAA	285,356
	4.625%, 8/15/28 - MBIA Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds, Series 2005,
	5.000%, 7/15/22 - MBIA Insured	1/15 at 100.00	AAA	791,558

7,525	Total Indiana			7,911,206

	Iowa - 2.3%
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 0.000%, 6/01/34	6/17 at 100.00	BBB	917,770
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
1,000	5.300%, 6/01/25 (Pre-refunded 6/01/11) (3)	6/11 at 101.00	AAA	1,087,370
3,500	5.600%, 6/01/35 (Pre-refunded 6/01/11) (3)	6/11 at 101.00	AAA	3,856,965

5,500	Total Iowa			5,862,105

	Louisiana - 2.1%
2,125	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%,	7/14 at 100.00	AAA	2,259,725
	7/01/24 - MBIA Insured
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27 -	7/12 at 100.00	AAA	3,104,520
	AMBAC Insured

5,125	Total Louisiana			5,364,245

	Massachusetts - 2.1%
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System,	10/11 at 101.00	BBB+	3,185,370
	Series 2001E, 6.250%, 10/01/31
2,090	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 -	No Opt. Call	AAA	2,299,773
	MBIA Insured

5,090	Total Massachusetts			5,485,143

	Michigan - 2.0%
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group,	12/12 at 100.00	AA-	3,058,137
	Series 2002C, 5.375%, 12/01/30
2,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, Unlimited Tax	5/09 at 100.00	AA	2,062,400
	General Obligation School Building and Site Bonds, Series 1999, 4.750%, 5/01/18

4,900	Total Michigan			5,120,537

	Nevada - 7.5%
1,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series 2001,	6/11 at 100.00	AAA	1,608,390
	5.300%, 6/01/19 - FGIC Insured
500	Clark County, Nevada, Limited Tax General Obligation Las Vegas Convention and Visitors Authority Bonds,	7/06 at 101.00	AAA	510,245
	Series 1996, 5.500%, 7/01/17 - MBIA Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project,
	First Tier, Series 2000:
4,595	0.000%, 1/01/22 - AMBAC Insured	No Opt. Call	AAA	2,154,320
13,250	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	13,887,721
1,000	Nevada, General Obligation Refunding Bonds, Municipal Bond Bank Projects 65 and R-6, Series 1998,
	5.000%, 5/15/22 - MBIA Insured	5/08 at 100.00	AAA	1,030,860

20,845	Total Nevada			19,191,536

	New Jersey - 1.4%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,
	Series 2003, 5.500%, 7/01/23	7/13 at 100.00	Baa3	2,600,375
1,010	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003, 6.250%, 6/01/43	6/13 at 100.00	BBB	1,096,204

3,510	Total New Jersey			3,696,579

	New Mexico - 2.5%
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 - FSA Insured	7/14 at 100.00	AAA	557,908
660	4.625%, 7/01/25 - FSA Insured	7/14 at 100.00	AAA	663,458
2,000	4.750%, 7/01/27 - FSA Insured	7/14 at 100.00	AAA	2,032,180
3,000	4.750%, 1/01/28 - FSA Insured	7/14 at 100.00	AAA	3,041,910

6,215	Total New Mexico			6,295,456

	New York - 4.6%
2,700	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group,	7/10 at 101.00	Ba1	2,905,713
	Series 2000A, 6.500%, 7/01/17
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,089,520
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 - FSA Insured
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/11 at 100.00	AA-	3,260,580
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16
3,150	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA-	3,397,369

10,850	Total New York			11,653,182

	North Carolina - 0.6%
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, Carolinas	1/11 at 101.00	AA	1,532,895
	Healthcare System, Series 2001A, 5.000%, 1/15/31

	Oklahoma - 0.4%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.375%, 9/01/36	9/16 at 100.00	BBB-	1,009,460

	Pennsylvania - 2.7%
1,020	Carlisle Area School District, Cumberland County, Pennsylvania, General Obligation Bonds, Series 2004A,	9/09 at 100.00	Aaa	1,064,350
	5.000%, 9/01/20 - FGIC Insured
545	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System	2/09 at 101.00	AAA	572,642
	Project, Series 1999, 5.125%, 8/15/17 - MBIA Insured
455	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System
	Project, Series 1999, 5.125%, 8/15/17 (Pre-refunded 2/15/09) - MBIA Insured (3)	2/09 at 101.00	AAA	480,007
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia Airport	7/11 at 101.00	AAA	1,075,060
	System Project, Series 2001A, 5.500%, 7/01/17 - FGIC Insured (Alternative Minimum Tax)
3,250	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%, 2/01/31	2/12 at 100.00	AAA	3,588,065
	(Pre-refunded 2/01/12) - FSA Insured (3)

6,270	Total Pennsylvania			6,780,124

	Puerto Rico - 1.2%
3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA	3,167,400

	Rhode Island - 2.1%
5,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A, 6.250%, 6/01/42	6/12 at 100.00	BBB	5,253,950

	South Carolina - 4.4%
500	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH,	12/14 at 100.00	A	530,300
	Series 2004, 5.250%, 12/01/20
620	Florence, South Carolina, Water and Sewerage Revenue Bonds, Series 2000, 5.750%, 3/01/20 - AMBAC Insured	3/10 at 101.00	AAA	675,608
4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-(3)	4,574,840
	5.875%, 12/01/19 (Pre-refunded 12/01/12) (3)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement	11/13 at 100.00	A	2,769,175
	Bonds, Series 2003, 6.000%, 11/01/18
2,435	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A,	8/14 at 100.00	AAA	2,623,761
	5.250%, 2/15/21 - MBIA Insured

10,055	Total South Carolina			11,173,684

	South Dakota - 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2004A,	11/14 at 100.00	A+	1,045,590
	5.250%, 11/01/34

	Texas - 11.9%
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Bonds,	5/12 at 101.00	A-	4,337,720
	Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put 5/15/17)
	(Alternative Minimum Tax)
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds,	1/15 at 100.00	AAA	1,536,600
	Series 2005, 5.000%, 1/01/45 - FGIC Insured
1,270	Cleveland Housing Corporation, Texas, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds,	1/06 at 100.00	AAA	1,272,159
	Series 1992C, 7.375%, 7/01/24 - MBIA Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas Children's	4/06 at 102.00	AAA	2,776,200
	Hospital, Series 1995, 5.500%, 10/01/16 - MBIA Insured
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project,	11/13 at 100.00	AAA	3,090,360
	Series 2003, 5.000%, 11/15/30 - MBIA Insured
4,550	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H, 0.000%,	11/31 at 53.78	AAA	676,176
	11/15/41 - MBIA Insured
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002A, 5.625%, 7/01/20 -	7/12 at 100.00	AAA	2,156,580
	FSA Insured (Alternative Minimum Tax)
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds,	2/12 at 100.00	AAA	3,215,250
	Series 2002A, 5.000%, 2/15/32
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital	No Opt. Call	BBB-	1,428,504
	Project, Series 2005, 5.375%, 8/15/35 (WI/DD, Settling 1/03/06)
	Killeen Independent School District, Bell County, Texas, General Obligation Bonds, Series 1998:
780	5.000%, 2/15/14 (Pre-refunded 2/15/08)	2/08 at 100.00	AAA	807,784
220	5.000%, 2/15/14	2/08 at 100.00	AAA	226,717
1,000	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series 2004,	8/11 at 100.00	AAA	1,050,140
	5.000%, 8/15/23
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	AA	5,074,900
	Series 2002A, 5.500%, 10/01/17 - RAAI Insured
1,250	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1996B,	1/07 at 100.00	AAA	1,271,150
	5.125%, 7/15/18
500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 2000A,	7/10 at 100.00	AAA	541,455
	5.625%, 7/15/13
1,000	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%, 8/01/42	8/13 at 100.00	Aa1	1,018,060
	(Alternative Minimum Tax)

32,785	Total Texas			30,479,755

	Utah - 0.6%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004, 5.000%,
	7/01/21 - AMBAC Insured	7/14 at 100.00	Aaa	1,526,395

	Vermont - 2.6%
3,000	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 - FSA Insured	2/09 at 100.00	AAA	3,105,000
3,600	Vermont Industrial Development Authority, Revenue Refunding Bonds, Stanley Works Inc., Series 1992,
	6.750%, 9/01/10	3/06 at 100.00	A	3,608,280

6,600	Total Vermont			6,713,280

	Virginia - 0.5%
250	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.750%, 11/01/13 - MBIA Insured	11/07 at 100.00	AAA	255,505
1,000	Virginia Transportation Board, Transportation Revenue Refunding Bonds, U.S. Route 58 Corridor Development	5/07 at 101.00	AA+	1,031,860
	Program, Series 1997C, 5.125%, 5/15/19

1,250	Total Virginia			1,287,365

	Washington - 3.6%
2,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 1997A,	12/07 at 101.00	AAA	2,075,340
	5.125%, 12/01/17 - MBIA Insured
6,715	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health System,	10/11 at 100.00	AAA	7,046,587
	Series 2001A, 5.125%, 10/01/17 - MBIA Insured

8,715	Total Washington			9,121,927

	Wisconsin - 2.0%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc.,	8/13 at 100.00	A	1,075,440
	Series 2003A, 5.500%, 8/15/18
4,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,	3/12 at 100.00	AA	4,102,840
	2002G, 4.850%, 9/01/17
5,000	Total Wisconsin			5,178,280

$245,740	Total Investments (cost $232,228,839) - 94.8%			241,952,689

	Other Assets Less Liabilities - 5.2%			13,307,769

	Net Assets - 100%			$255,260,458

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(3)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(4)	On December 9, 2002, UAL Corporaton, the holding company of United Air LInes, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likley United would not remian current on their interest payment obligations with respect to these bonds and has thus stopped accruing interest.
WI/DD	Security purchased on a when-issued or delayed delivery basis.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $232,136,314.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$11,887,248
Depreciation	(2,070,873)

Net unrealized appreciation (depreciation) of investments	$9,816,375

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.